Fees to auditors appointed at the Annual General Meeting (Tables)	12 Months Ended
Dec. 31, 2018
Fees to auditors appointed at the Annual General Meeting
Summary of fees to auditors appointed at the Annual General Meeting

DKK thousand	2018	2017	2016
Audit	1,661	1,199	1,937
Audit-related services and other assurance engagements	718	2,418	4,107
Tax advice	106	114	43
Other	0	196	232
Total fees	2,485	3,927	6,319